Capital stock	12 Months Ended
Dec. 31, 2021
Capital stock
Capital stock

11.Capital Stock

Omnibus Equity Incentive Plan

On April 29, 2021, the Company adopted a new omnibus equity incentive plan (the “Omnibus Equity Incentive Plan”) by way of a Shareholder Resolution. The Omnibus Equity Incentive Plan is a “rolling” plan which, subject to certain adjustment provisions, provides that the aggregate maximum number of Common Shares that may be issued upon the exercise or settlement of awards granted under the Omnibus Equity Incentive Plan shall not exceed 10% of the Company’s issued and outstanding Common Shares from time to time. The Omnibus Equity Incentive Plan is considered an “evergreen” plan, since the Common Shares covered by awards which have been exercised, settled or terminated shall be available for subsequent grants under the Omnibus Equity Incentive Plan, and the number of awards available to grant increases as the number of issued and outstanding Common Shares increases. As such, the Omnibus Equity Incentive Plan must be approved by the majority of the Company’s Board and its Shareholders every three years following its adoption pursuant to the requirements of the TSX.

Under the Omnibus Equity Incentive Plan, the Company is able to grant equity-based incentive awards in the form of Stock Options, Restricted Share Units (“RSUs”), Performance Share Units (“PSUs”) and Deferred Share Units (“DSUs”). All future grants of equity-based awards will be made pursuant to the Omnibus Equity Incentive Plan, and no further equity-based awards will be made pursuant to the Company’s Stock Option Plan, DSU plan, and Stock Appreciation Rights Plan (collectively, the “Legacy Plans”). The Legacy Plans will continue to be authorized for the sole purposes of facilitating the vesting and exercise of existing awards previously granted under the Legacy Plans. Once the existing awards granted under the Legacy Plans are exercised or terminated, the Legacy Plans will terminate and be of no further force or effect. No equity incentive securities have been granted under the Legacy Plans for the year ended December 31, 2021 (2020 – 396,000 stock options granted and 2019 - 257,850).

Common Shares

The Company’s authorized capital consists of an unlimited number of common shares with no par value. As at December 31, 2021, common shares of the Company were reserved as follows:

	Exercise Price
	(CAD)	Expiry dates	Number outstanding
Options – Legacy Plan	$4.40 – $6.40	January 2022 – December 2022	97,000
	$2.84 - $6.00	January 2023 – December 2023	141,250
	$2.10 - $3.10	January 2024 – December 2024	247,017
	$3.13	January 2025 – December 2025	396,000
Options – Omnibus Equity Incentive Plan	$8.84	January 2031 – June 2031	721,500
	$8.93	January 2031 – June 2031	68,586
	$2.80	January 2031 – December 2031	150,000
	$2.99	January 2031 – December 2031	175,000
Deferred share units – Legacy Plan	$1.20	N/A	66,667
Restricted share units – Omnibus Equity Incentive plan	N/A	January 2024 – June 2024	25,000
	N/A	January 2031 – June 2031	171,017

On November 6, 2020, the Company announced a bought deal financing and issued 4,705,900 common shares at a price per share of CAD $4.25 per common share for aggregate gross proceeds of CAD $20,000,075 (US$15,378,058) and proceeds net of issuance costs of $13,747,345. The sale of shares and receipt of proceeds were completed on November 26, 2020 (Note 10).

Warrants

During the year ended December 31, 2021, there were 1,123,878 of warrants exercised (2020 – 1,154,759 and 2019 - 1,362,499) for proceeds of  $2,092,276 (2020 – $1,859,963 and $2,196,277).  During the year ended December 31, 2021, there were no warrants issued under the Legacy plans (2020 and 2019 – nil) other than those classified as derivative warrant liabilities (Note 10).

As at December 31, 2021, there were no warrants outstanding other than those classified as derivative warrant liabilities (2020 – 1,123,878).

Stock Option Plan

The Company has an incentive stock option plan for its directors, officers, employees, and contractors. The Company’s stock option plan allows for the granting of options (and Deferred Share Units as described below) up to an aggregate amount equal to 10% of the aggregate number of common shares of the Company outstanding. The options, which have a term not exceeding five years when issued, generally vest as follows:

●	1/3 at time of issue
●	1/3 after one year
●	1/3 after two years

Under the Omnibus Equity Incentive Plan, the stock options that are granted have a term not exceeding ten years when granted, and can be fully vested on date of grant or vest as follows:

●	1/3 after one year
●	1/3 after two years
●	1/3 after three years

During the year ended December 31, 2021, certain stock option granted included cash settlement alternatives at the discretion of the stock option holder, subject to the approval of the Company’s Plan Administrator. The option holder could elect to perform the following on the settlement date:

●	acquire common shares of the Company on a 1:1 basis to vested Options
●	receive cash payment, net of withholding taxes, equal to vested Options multiplied by the market price of common shares of the Company
●	acquire and receive a combination of common shares and cash payment, respectively, as noted above

Since the election and choice of settlement method lies with the stock option holder, which includes a cash settlement, the Company has recorded the associated grants with this option as a cash-settled share-based payment and recorded a share-based payment liability which is remeasured at each reporting period. The Company on June 11, 2021 initially recorded a share-based payment liability of $141,186 related to the 155,517 options that are deemed to be cash-settled share-based payments.

As at December 31, 2021, 749,267 options were vested related to the legacy plan (2020 – 770,283 and 2019 - 613,283) with a weighted average exercise price of CAD $3.16 per share (2020 – CAD$2.84 and 2019 CAD $2.62). As at December 31, 2021, 46,500 options were vested related to the Omnibus Equity Incentive plan (2020 – nil) with a weighted average exercise price of CAD $8.84 per share (2020 –$nil).

During the year ended December 31, 2021, there were 1,115,086 stock options granted to directors, officers, employees, and contractors (2020 – 396,000 and 2019 - 257,850). The Company utilized the Black-Scholes option pricing model to initially fair value the stock options granted and included the following assumptions as of grant date:

	Year ended December 31, 2021	Year ended December 31, 2020
	Omnibus Equity Incentive Plan	Legacy Plans
Fair value (CAD)	$2.30 - $7.29	$1.85
Share price (CAD)	$2.80 - $8.93	$3.20
Exercise price (CAD)	$8.84 - $8.93	$3.20
Expected volatility	81.60% - 82.72%	73.41%
Option life (years)	10.0	5.0
Expected dividends	0%	0%
Risk-free interest rate (based on government bonds)	1.38% - 1.43%	0.42%

As a result of measuring the Options classified as cash-settled share-based payments related to the Omnibus Equity Incentive Plan at fair value, the Company recorded a gain on revaluation of options of $1,028,055 for the year ended December 31, 2021 (2020 and 2019 - $nil). The amount recorded at the grant date were recorded in stock-based compensation. The significant inputs used in the Black-Scholes option pricing model were as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
	Omnibus Equity Incentive Plan	Legacy Plans
Fair value (CAD)	$2.13	N/A
Share price (CAD)	$3.11	N/A
Exercise price (CAD)	$8.84 - $8.93	N/A
Expected volatility	82.07%	N/A
Option life (years)	9.45	N/A
Expected dividends	0%	N/A
Risk-free interest rate (based on government bonds)	1.42%	N/A

During the year ended December 31, 2021, 203,333 options were exercised (2020 – 92,500 and 2019 – 67,860) for proceeds of USD$246,160 (2020 – $83,566 and 2019 $59,631). There were no stock options forfeited during the year ended December 31, 2021 (2020 – nil).  There were 33,333 stock options that were expired during the year ended December 31, 2021 (2020 – 53,667 and 2019 – 250).

The following information applies to stock options outstanding and exercisable per the legacy plan as at December 31, 2021, along with their respective exercise prices and related weighted average remaining contractual life:

		Weighted average
Range of exercise		remaining	Weighted average		Weighted average
prices	Options	contractual	exercise price	Options	exercise price
(CAD)	outstanding	life	(CAD)	exercisable	(CAD)
$4.40 – $6.40	97,000	0.4 years	$4.92	97,000	$4.92
$2.84 - $6.00	141,250	1.8 years	$3.28	141,250	$3.28
$2.20 - $3.10	247,017	2.5 years	$2.44	247,017	$2.44
$3.13	396,000	3.3 years	$3.13	264,000	$3.13
	881,267	2.5 years	$3.16	749,267	$3.16

The following information applies to stock options outstanding and exercisable per the Omnibus Equity Incentive plan as at December 31, 2021, along with their respective exercise prices and related weighted average remaining contractual life:

		Weighted	Weighted		Weighted
Range of exercise		average	average exercise		average exercise
prices	Options	remaining	price	Options	price
(CAD)	outstanding	contractual life	(CAD)	exercisable	(CAD)
$2.80 - $2.99	325,000	10.0 years	$2.90	—	—
$8.84 – $8.93	790,086	9.4 years	$8.85	46,500	$8.84

	1,115,086		$7.11	46,500	$8.84

Deferred Share Units Plan

In 2015, the Company established a Deferred Share Units (“DSUs”) Plan to provide non-employee directors to participate in the long-term success of the Company. DSUs are fully vested upon being granted.

The Board of Directors may grant DSUs (and the number of options to purchase shares described above) up to a maximum of 10% of common shares outstanding and up to a maximum of 100,000 units.

Maximum allowable grants under the Stock Option and DSU plans in aggregate as at December 31, 2021 were 2,988,172 (2020 – 2,359,143 and 2019 - 1,085,261) of which 1,996,353 were outstanding stock options, 66,667 were outstanding DSUs, and 196,017 were outstanding RSUs for a total of 2,259,036 (2020 – 1,184,600 and 2019 - 934,767).

The Company did not grant any DSU’s to Directors of the Company during the year ended December 31, 2021 (2020 – $nil and 2019 - $nil).

Restricted Share Units Plan

Under the Omnibus Equity Incentive Plan, the Company established a Restricted Share Units Plan.  RSUs have a term not exceeding ten years when granted, can be fully vested or vest as follows:

●	1/3 after one year
●	1/3 after two years
●	1/3 after three years

During the year ended December 31, 2021, certain RSU granted included cash settlement alternatives at the discretion of the RSU holder, subject to the approval of the Company’s Plan Administrator. The RSU holder could elect to perform the following on the settlement date:

●	acquire common shares of the Company on a 1:1 basis to vested RSUs
●	receive cash payment, net of withholding taxes, equal to vested RSUs multiplied by the market price of common shares of the Company
●	acquire and receive a combination of common shares and cash payment, respectively, as noted above

Since the election and choice of settlement method lies with the RSU holder, which includes a cash settlement, the Company has recorded the associated RSU grants as a cash-settled share based-payment and recorded a share-based payment liability.  During the year ended December 31, 2021, 1,023,378 RSUs were granted, 842,861 RSUs were vested and 827,361 RSUs were exercised (2020 – nil and 2019 – nil)). As at June 11, 2021, the Company initially recorded a share-based payment liability of $36,219 related to the RSUs that are deemed to be cash-settled share-based payments.

The Company utilized the Black-Scholes option pricing model to initially fair value the RSUs granted and included the following assumptions:

	Year ended December 31, 2021	Year ended December 31, 2020
	Omnibus Equity Incentive Plan	Legacy Plans
Fair value (CAD)	$2.75 - 8.93	N/A
Share price (CAD)	$2.75 - 8.93	N/A
Exercise price (CAD)	N/A	N/A
Expected volatility	68.93% - 81.58%	N/A
Option life (years)	3.0 to 10.0	N/A
Expected dividends	0%	N/A
Risk-free interest rate (based on government bonds)	1.02% - 1.38%	N/A

As a result of measuring the RSUs classified as cash-settled share-based payments related to the Omnibus Equity Incentive Plan at fair value, the Company recorded a gain of $242,595 for the year ended December 31, 2021 (2020 – $nil). The significant inputs used in the Black-Scholes option pricing model were as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
	Omnibus Equity Incentive Plan	Legacy Plans
Fair value (CAD)	$3.11	N/A
Share price (CAD)	$3.11	N/A
Exercise price (CAD)	N/A	N/A
Expected volatility	83.07%	N/A
Option life (years)	9.5	N/A
Expected dividends	0%	N/A
Risk-free interest rate (based on government bonds)	1.42%	N/A

Share Appreciation Rights Plan

In 2015, the Company established a Share Appreciation Rights (“SAR”) plan for its Service Providers (as defined in VIQ’s SAR plan). The Company’s SAR plan provides incentive compensation, based on the appreciation in the value of the Company’s shares, to the service providers, thereby providing additional incentive for their efforts in promoting the continued growth and success of the business of the Company. During the year ended December 31, 2018, the Company amended the outstanding SARs to extend the expiry of the SARs from December 31, 2018 to July 15, 2020, the date the SARs plan will expire. The aggregate number of units in respect of which SARs have been granted and not yet exercised, shall not at any time exceed 10% of the aggregate number of shares that are then issued and outstanding. The SAR units, which have a term not exceeding five years when granted, generally vest as follows:

●	1/3 at time of issue
●	1/3 after one year
●	1/3 after two years

At any time on or after the date when the trading price of one share is equal to or exceeds four times the fair value of one SAR unit at the grant date, the Company shall be entitled to require the disposition of the vested SAR units by the grantee to the Company, by the Company paying the bonus in cash to the grantee.

The value of each SAR unit when issued is based on the market price of the Company’s stock on the date of grant. At the end of December 31, 2017, the Company amended the SARs plan by placing a limit on the appreciated value of the Company’s shares within the SARs plan to limit the overall liability. As at December 31, 2021, there were nil SARs outstanding(2020 – 188,990 and 2019 – nil) and a remaining share appreciation rights plan obligation balance of $nil (2020 - $126,503 and 2019 – nil).